SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Summary information by segment for the years
	For the year ended December 31, 2021
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	2,890,682	1,288,618	-	4,179,300
Cost of revenues	(1,194,337)	(658,414)	-	(1,852,751)
Gross profit	1,696,345	630,204	-	2,326,549
Operating expenses:
General and administrative expenses	(176,235)	(2,093,068)	(1,527)	(2,270,830)
Total operating expenses	(176,235)	(2,093,068)	(1,527)	(2,270,830)

Income (loss) from operations	1,520,110	(1,462,864)	(1,527)	55,719

Other income (loss):
Other income	45	389,968	-	390,013
Interest expense	(38,269)	(118,878)	-	(157,147)
Other expense	(15,859)	(39,835)	-	(55,694)
Total other (loss) income	(54,083)	231,255	-	177,172

Income (loss) before tax expense	1,466,027	(1,231,609)	(1,527)	232,891
Income tax expense	(167,072)	-	-	(167,072)
Net income (loss)	1,298,955	(1,231,609)	(1,527)	65,819
	For the year ended December 31, 2022
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	5,228,965	1,238,435	42,769	6,510,169
Cost of revenues	(2,453,734)	(455,891)	(1,248)	(2,910,873)
Gross profit	2,775,231	782,544	41,521	3,599,296
Operating expenses:
General and administrative expenses	(635,522)	(3,884,373)	(52,759)	(4,572,654)
Total operating expenses	(635,522)	(3,884,373)	(52,759)	(4,572,654)

Income (loss) from operations	2,139,709	(3,101,829)	(11,238)	(973,358)

Other income (loss):
Other income	58,664	232,677	150,000	441,341
Interest expense	(32,336)	(98,532)	-	(130,868)
Other expense	-	(5,946)	-	(5,946)
Total other income	26,328	128,199	150,000	304,527

Income (loss) before tax expense	2,166,037	(2,973,630)	138,762	(668,831)
Income tax expense	(118,681)	-	-	(118,681)
Net income (loss)	2,047,356	(2,973,630)	138,762	(787,512)
	For the year ended December 31, 2023
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	3,633,740	1,053,185	-	4,686,925
Cost of revenues	(1,985,601)	(258,885)	-	(2,244,486)
Gross profit	1,648,139	794,300	-	2,442,439
Operating expenses:
General and administrative expenses	(91,391)	(4,369,709)	(526,398)	(4,987,498)
IPO related expenses	-	-	(5,003,802)	(5,003,802)
Total operating expenses	(91,391)	(4,369,709)	(5,530,200)	(9,991,300)

Income (loss) from operations	1,556,748	(3,575,409)	(5,530,200)	(7,548,861)

Other income (loss):
Other income	94,514	163,606	7,088	265,208
Interest expense	(14,070)	(168,976)	-	(183,046)
Other expense	-	(18,678)	(62,410)	(81,088)
Total other income (loss)	80,444	(24,048)	(55,322)	1,074

Income (loss) before tax expense	1,637,192	(3,599,457)	(5,585,522)	(7,547,787)
Income tax expense	-	(11,024)	(12,062)	(23,086)
Net income (loss)	1,637,192	(3,610,481)	(5,597,584)	(7,570,873)

Summary of disaggregated by the timing of revenue recognition
	For the year ended December 31, 2021
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	2,890,682	-	2,890,682
Over time	-	1,288,618	1,288,618
	For the year ended December 31, 2022
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	5,228,965	-	5,228,965
Over time	-	1,281,204	1,281,204
	For the year ended December 31, 2023
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	3,385,605	167,736	3,553,341
Over time	248,135	885,449	1,133,584